Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Analysis of Costs Charged to Operating Profit From Continuing Operations	The analysis of the costs charged to operating profit from continuing operations under these programmes was as follows:

	2022 £m	2021 (1) £m	2020 (1) £m

Increase in provision for Major restructuring programmes (see Note 32 )	138	321	606

Amount of provision reversed unused (see Note 32)	(111)	(140)	(71)

Impairment losses recognised	122	14	347

Other non-cash charges/(credit)	(7)	25	62

Other cash costs	179	204	234

	321	424	1,178

Summary of Major Restructuring Charges from Continuing Operations by Income Statement
The analysis of Major restructuring charges from continuing operations by income statement line was as follows:

	2022 £m	2021 (1) £m	2020 (1) £m

Cost of sales	102	102	585

Selling, general and administration	180	277	395

Research and development	39	45	198

	321	424	1,178

Summary of Major Restructuring Charges From Continuing Operations	The analysis of Major restructuring charges from continuing operations by programme was as follows:

			2022
	Cash £m	Non-cash £m	Total £m

Separation Preparation programme	177	110	287

Significant acquisitions	20	–	20

Legacy programmes	9	5	14

	206	115	321

			2021 (a)
	Cash £m	Non-cash £m	Total £m

Separation Preparation programme	353	59	412

Legacy programmes	32	(20)	12

	385	39	424

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).